Stock Based Compensation (Details) - Aircom 2014 Plan and Aerkomm 2017 Plan [Member]	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years
Expected volatility	40.11%
Risk-free interest rate	0.71%
Forfeiture rate	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Expected volatility	59.18%
Risk-free interest rate	2.40%
Forfeiture rate	5.00%